LEASES - Supplemental cash flow information for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating cash flows relating to operating leases	¥ 7,818	¥ 14,765
Lease liabilities arising from obtaining right-of-use assets	¥ 6,080	¥ 16,835